Reed Smith LLP
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        July 27, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attention: Filing Desk

  Re:
  Talecris Biotherapeutics Holdings Corp. (the "Company")
  Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of Talecris Biotherapeutics Holdings Corp., a Delaware corporation (the "Company"), we enclose for filing under the Securities Act of 1933, as amended (the "Act") and pursuant to Rule 402 thereunder, the Company's Registration Statement on Form S-1 (the "Registration Statement") relating to an offering (the "Offering") of the Company's Common Stock, $0.01 par value per share ("Common Stock") at a proposed maximum aggregate Offering price of $1,000,000,000.

        Paper courtesy copies of the Registration Statement are being delivered concurrently to the Staff in order to facilitate the Staff's review.

        Please be advised that the Company has arranged for a wire transfer payable to the order of the Securities and Exchange Commission to be delivered to the SEC's lockbox depository in payment of the requisite filing fee, pursuant to Rule 13(c) of Regulation S-T.

        Please direct any questions concerning the Registration Statement to the undersigned at (212) 549-0396, Aron Izower at (212) 549-0393 or Gustavo Pauta at (212) 549-0380.

Very truly yours,
/s/ GERARD S. DIFIORE Gerard S. DiFiore, Esq.
cc:
Mr. Lawrence D. Stern (Talecris)
John F. Gaither, Jr. (Talecris)
Aron Izower, Esq. (Reed Smith)
John T. Bostelman, Esq. (Sullivan & Cromwell)
Glen T. Schleyer, Esq. (Sullivan & Cromwell)
Peter J. Coode (PWC)

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